UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Aggressive Growth Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004




4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                  $0.00



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:               $0.00



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal          $4,070,983
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                      $4,070,983

(v)   Net  sales - if  item  5(i)  is  greater  than  item  5(iv)                                                $0.00
      [subtract item 5(iv) from item 5(i)]:


--------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:         ($4,070,983)
--------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                  0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                              $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                          0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                              0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                 $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                 $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                               N/A



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Blue Chip Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004




4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                   $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                  $0



(iii) Aggregate price of securities  redeemed or repurchased  during any prior fiscal       $10,621,833
      year ending no earlier than October 11, 1995 that were not  previously  used to reduce  registration  fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                   $10,621,833

(v)   Net sales - if item 5(i) is greater  than item 5(iv)                                                        $0
      [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:        ($10,621,833)
-------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                 0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                            $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                  0

      If  there is a number  of  shares  or other  units  that  were  registered pursuant to Rule 24e-2 remaining  unsold at the end of the fiscal year for which  this  form is filed  that are  available  for use by the  issuer in
      future fiscal years, then state that number here:                                               0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's               $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                              N/A



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Conservative Income Strategy Portfolio







3     Investment Company Act File Number:                                            811-5002



      Securities Act File Number:                                                    33-11802



4(a). Last day of fiscal year for which this Form is filed:                          December 31, 2004

4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                  $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                  $0
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                               $0

(v)   Net  sales - if  item  5(i)  is  greater  than  item  5(iv)                                                 $0.00
      [subtract item 5(iv) from item 5(i)]:


--------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                  $0
--------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                   0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                               $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                               0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                  $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                  $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                               N/A



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Fixed Income Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004




4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                       $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                  $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal               $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                $0

(v)   Net sales - if item 5(i) is greater  than item 5(iv)                                                            $0
      [subtract item 5(iv) from item 5(i)]:


---------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:               $0.00
---------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                    0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                            0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                   $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                   $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                Wire Transfer



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Global Blue Chip Portfolio







3     Investment Company Act File Number:                                             811-5002



      Securities Act File Number:                                                     33-11802



4(a). Last day of fiscal year for which this Form is filed:                           December 31, 2004




4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                   $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                               $0

(v)   Net sales - if item 5(i) is greater  than item 5(iv)                                                           $0
      [subtract item 5(iv) from item 5(i)]:


---------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                $0.00
---------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                   0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                               $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                               0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                  $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                  $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                Wire Transfer



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Government & Agency Securities Portfolio
                                   (fka Scudder Government Securities Portfolio)







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004




4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal             $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                               $0

(v)   Net  sales - if  item  5(i)  is  greater  than  item  5(iv)                                                 $0.00
      [subtract item 5(iv) from item 5(i)]:


------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                $0
------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                  0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                               $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                          0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                              0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                  $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                  $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                             Wire Transfer



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Growth & Income Strategy Portfolio







3     Investment Company Act File Number:                                            811-5002



      Securities Act File Number:                                                    33-11802



4(a). Last day of fiscal year for which this Form is filed:                          December 31, 2004




4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                        $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                 $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                 $0
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                 $0

(v)   Net  sales - if  item  5(i)  is  greater  than  item  5(iv)                                                   $0.00
      [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                 $0
-------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                   0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                 $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                               0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                    $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                    $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                              N/A



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Growth Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004




4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                       $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                  $0



(iii) Aggregate price of securities  redeemed or repurchased  during any                    $56,496,326
      prior fiscal year ending no earlier than October 11,
      1995 that were not  previously  used to reduce  registration  fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                       $56,496,326

(v)           Net  sales - if  item  5(i)  is  greater  than  item  5(iv)                                          $0.00
              [subtract item 5(iv) from item 5(i)]:


--------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:        ($56,496,326)
--------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                   0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                               0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                   $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                   $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                               Wire Transfer



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Growth Strategy Portfolio







3     Investment Company Act File Number:                                            811-5002



      Securities Act File Number:                                                    33-11802



4(a). Last day of fiscal year for which this Form is filed:                          December 31, 2004




4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                       $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                  $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                  $0
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                $0

(v)   Net  sales - if  item  5(i)  is  greater  than  item  5(iv)                                                  $0.00
      [subtract item 5(iv) from item 5(i)]:


--------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                   $0
--------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                   0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                               0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                   $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                   $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                               N/A



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder High Income Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004


4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                       $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                 $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal              $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                $0

(v)   Net sales - if item 5(i) is greater  than item 5(iv)                                                            $0
      [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:               $0.00
-------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                   0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                               0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                   $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                   $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                              Wire Transfer


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Income & Growth Strategy Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004



4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                    $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                 $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                 $0
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                             $0

(v)           Net  sales - if  item  5(i)  is  greater  than  item  5(iv)                                       $0.00
              [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                  $0
-------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                 0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                             $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                 0

      If  there is a number  of  shares  or other  units  that  were  registered pursuant to Rule 24e-2 remaining  unsold at the end of the fiscal year for which  this  form is filed  that are  available  for use by the  issuer in
      future fiscal years, then state that number here:                                              0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                              N/A



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder International Select Equity Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004




4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                         $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                   $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal          $12,902,357
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $12,902,357

(v)   Net  sales - if  item  5(i)  is  greater  than  item  5(iv)                                                    $0.00
      [subtract item 5(iv) from item 5(i)]:


---------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:         ($12,902,357)
---------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                     0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                  $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                             0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                 0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                     $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                     $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                N/A



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Large Cap Value Portfolio (fka Scudder Contrarian Portfolio)







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004



4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                        $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                   $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                 $0

(v)   Net sales - if item 5(i) is greater  than item 5(iv) [subtract                                                   $0
      item 5(iv) from item 5(i)]:


---------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                 $0.00
---------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                    0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                 $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                            0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                                0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                    $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                    $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                                Wire Transfer



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Mercury Large Cap Core Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004




4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                 $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                 $0
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                               $0

(v)   Net  sales - if  item  5(i)  is  greater  than  item  5(iv)                                                 $0.00
      [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                 $0
-------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                  0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                               $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                          0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                              0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                  $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                  $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                              N/A



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Money Market Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004




4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                       $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                 $0



(iii) Aggregate price of securities  redeemed or repurchased  during any                  $101,603,057
      prior fiscal year ending no earlier than October 11,
      1995 that were not  previously  used to reduce  registration  fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                      $101,603,057

(v)           Net  sales - if  item  5(i)  is  greater  than  item  5(iv)                                          $0.00
              [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:      ($101,603,057)
-------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                   0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                               0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                   $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                   $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                              N/A



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Small Cap Growth Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004


4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal             $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                               $0

(v)   Net sales - if item 5(i) is greater  than item 5(iv) [subtract                                                 $0
      item 5(iv) from item 5(i)]:


------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:              $0.00
------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                  0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                               $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                          0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                              0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                  $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                  $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                             Wire Transfer



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Strategic Income Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004




4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                     $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal             $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $0

(v)   Net sales - if item 5(i) is greater  than item 5(iv) [subtract                                                $0
      item 5(iv) from item 5(i)]:


------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:              $0.00
------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                 0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                              $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                    0

      If  there is a number  of  shares  or other  units  that  were  registered pursuant to Rule 24e-2 remaining  unsold at the end of the fiscal year for which  this  form is filed  that are  available  for use by the  issuer in
      future fiscal years, then state that number here:                                                 0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                 $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                 $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                             Wire Transfer


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Technology Growth Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004




4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                 $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal           $653,234
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $653,234

(v)   Net  sales - if  item  5(i)  is  greater  than  item  5(iv)                                                 $0.00
      [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:          ($653,234)
-------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                  0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                               $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                          0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                              0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                  $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                  $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                              N/A



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Templeton Foreign Value Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004


4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                     $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                 $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal                 $0
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $0

(v)   Net  sales - if  item  5(i)  is  greater  than  item  5(iv)                                                $0.00
      [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                 $0
-------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                  0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                              $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                          0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                              0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                 $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                 $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                              N/A



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Total Return Portfolio







3     Investment Company Act File Number:                                          811-5002



      Securities Act File Number:                                                  33-11802



4(a). Last day of fiscal year for which this Form is filed:                        December 31, 2004


4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                       $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                 $0



(iii) Aggregate price of securities  redeemed or repurchased  during any                   $70,328,167
      prior fiscal year ending no earlier than October 11,
      1995 that were not  previously  used to reduce  registration  fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                       $70,328,167

(v)   Net  sales - if  item  5(i)  is  greater  than  item  5(iv)                                                  $0.00
      [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:        ($70,328,167)
-------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                   0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                               0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                   $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                   $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                              N/A



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   SVS Davis Venture Value Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004

4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal          $864,808
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $864,808

(v)   Net sales - if item 5(i) is greater  than item 5(iv) [subtract                                                 $0
      item 5(iv) from item 5(i)]:


------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:          ($864,808)
------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                  0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                               $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                          0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                              0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                  $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                  $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                             Wire Transfer



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   SVS Dreman Financial Services Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004


4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                       $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                 $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal              $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                                $0

(v)   Net sales - if item 5(i) is greater  than item 5(iv) [subtract                                                  $0
      item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:              $0.00
-------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                   0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                               0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                   $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                   $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                              Wire Transfer



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   Scudder Dreman High Return Equity Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004

4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal             $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                               $0

(v)   Net sales - if item 5(i) is greater  than item 5(iv) [subtract                                                 $0
      item 5(iv) from item 5(i)]:


------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:             $0.00
------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                  0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                               $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                          0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                              0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                  $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                  $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                             Wire Transfer



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   SVS Dreman Small Cap Value Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004




4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                     $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                 $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal              $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $0

(v)           Net sales - if item 5(i) is greater  than item 5(iv) [subtract                                        $0
              item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:               $0.00
-------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                  0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                              $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                          0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                              0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                 $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                 $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                              Wire Transfer



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   SVS Eagle Focused Large Cap Growth Portfolio







3     Investment Company Act File Number:                                          811-5002



      Securities Act File Number:                                                  33-11802



4(a). Last day of fiscal year for which this Form is filed:                        December 31, 2004


4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                    $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                 $0



(iii) Aggregate price of securities  redeemed or repurchased  during any                 $1,141,224.00
      prior fiscal year ending no earlier than October 11,
      1995 that were not  previously  used to reduce  registration  fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                     $1,141,224

(v)   Net sales - if item 5(i) is greater  than item 5(iv) [subtract                                               $0
      item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:         ($1,141,224)
-------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                 0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                             $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                     0

      If  there is a number  of  shares  or other  units  that  were  registered pursuant to Rule 24e-2 remaining  unsold at the end of the fiscal year for which  this  form is filed  that are  available  for use by the  issuer in
      future fiscal years, then state that number here:                                                  0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                              Wire Transfer



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   SVS Focus Value+Growth Portfolio







3     Investment Company Act File Number:                                          811-5002



      Securities Act File Number:                                                  33-11802



4(a). Last day of fiscal year for which this Form is filed:                        December 31, 2004

4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                     $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                 $0



(iii) Aggregate price of securities  redeemed or repurchased  during any                    $4,037,209
      prior  fiscal  year ending no earlier than October 11,
      1995 that were not  previously  used to reduce  registration  fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                      $4,037,209

(v)   Net  sales - if  item  5(i)  is  greater  than  item  5(iv)                                                $0.00
      [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:         ($4,037,209)
-------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                  0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                              $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                          0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                              0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                 $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                 $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                              N/A



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   SVS Index 500 Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004




4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                 $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal              $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                               $0

(v)   Net sales - if item 5(i) is greater  than item 5(iv) [subtract                                                 $0
      item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:               $0.00
-------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                  0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                               $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                          0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                              0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                  $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                  $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                              Wire Transfer



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   SVS INVESCO Dynamic Growth Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004




4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                       $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                 $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal             $1,119
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                            $1,119

(v)   Net sales - if item 5(i) is greater  than item 5(iv) [subtract                                                  $0
      item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:            ($1,119)
-------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                   0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                               0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                   $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                   $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                              Wire Transfer



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   SVS Janus Growth and Income  Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004



4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                 $0



(iii) Aggregate price of securities  redeemed or repurchased  during any                    $2,352,906
      prior  fiscal year ending no earlier than October 11,
      1995 that were not  previously  used to reduce  registration  fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                       $2,352,906

(v)   Net  sales - if  item  5(i)  is  greater  than  item  5(iv)                                                 $0.00
      [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:        ($2,352,906)
-------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                  0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                               $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                          0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                              0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                  $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                  $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                              Wire Transfer



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   SVS Janus Growth Opportunities  Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004


4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                   $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                $0



(iii) Aggregate price of securities  redeemed or repurchased  during any                   $1,801,061
      prior  fiscal year ending no earlier than October 11,
      1995 that were not  previously  used to reduce  registration  fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                    $1,801,061

(v)   Net  sales - if  item  5(i)  is  greater  than  item  5(iv)                                              $0.00
      [subtract item 5(iv) from item 5(i)]:


------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:       ($1,801,061)
------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                            $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here                                            0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                               0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's               $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:               $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                             Wire Transfer



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.


                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   SVS MFS Strategic Value Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004


4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                     $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                 $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal              $0.00
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $0

(v)   Net sales - if item 5(i) is greater  than item 5(iv) [subtract                                                $0
      item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:               $0.00
-------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                  0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                              $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                          0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                              0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                 $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                 $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                              Wire Transfer



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.


                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   SVS Oak Strategic Equity Portfolio







3     Investment Company Act File Number:                                           811-5002



      Securities Act File Number:                                                   33-11802



4(a). Last day of fiscal year for which this Form is filed:                         December 31, 2004


4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                  $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                 $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal           $548,000
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                     $548,000

(v)   Net sales - if item 5(i) is greater  than item 5(iv) [subtract                                             $0
      item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:           ($548,000)
-------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                           $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here                                           0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                              0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's              $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:              $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                              Wire Transfer



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1     Name and address of issuer:
                                   Scudder Variable Series II
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2     The name of each series or class of securities for which this Form is filed.
      (If the Form is being filed for all series and classes of securities of the issuer,               /___/
      check the box but do not list series or classes)

                                   SVS Turner Mid Cap Growth Portfolio







3     Investment Company Act File Number:                                          811-5002



      Securities Act File Number:                                                  33-11802



4(a). Last day of fiscal year for which this Form is filed:                        December 31, 2004


4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar                        /___/
      days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5     Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $0



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year:                $0



(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal          $865,036
      year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                         $865,036

(v)   Net sales - if item 5(i) is greater  than item 5(iv) [subtract                                                 $0
      item 5(iv) from item 5(i)]:


------------------------------------------------------------------------------------------------------
(vi)  Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:          ($865,036)
------------------------------------------------------------------------------------------------------


(vii) Multiplier for determining registration fee (See Instruction C.9):                                  0.0001177


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                               $0.00


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:                                          0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
      for use by the issuer in future fiscal years, then state that number here:                              0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's                  $0.00
      fiscal year (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                  $0.00


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                                                                             Wire Transfer

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/Caroline Pearson            Date   3/31/05
                             ------------------------             ---------
                             Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.